PROPERTY AND EQUIPMENT (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 288,675	$ 232,765	$ 903,336	$ 830,029	$ 1,146,412	$ 1,116,727